Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Categories of financial assets [abstract]
Loans and advances at amortised cost	£ 395,824	£ 361,451	[1]
Reverse repurchase agreements and other similar secured lending	1,639	3,227	[1]
Categories of financial liabilities [abstract]
Deposits at amortised cost	(568,670)	(519,433)	[1]
Repurchase agreements and other similar secured borrowing	(28,566)	(28,352)	[1]
Debt securities in issue	(115,906)	(98,867)	[1]
Subordinated liabilities	(11,871)	(12,759)	[1]	£ (16,341)
Fair value
Categories of financial assets [abstract]
Loans and advances at amortised cost	396,475	362,424
Reverse repurchase agreements and other similar secured lending	1,639	3,227
Categories of financial liabilities [abstract]
Deposits at amortised cost	(568,715)	(519,436)
Repurchase agreements and other similar secured borrowing	(28,569)	(28,358)
Debt securities in issue	(115,777)	(100,657)
Subordinated liabilities	(11,799)	(13,334)
Carrying amount
Categories of financial assets [abstract]
Loans and advances at amortised cost	395,824	361,451
Reverse repurchase agreements and other similar secured lending	1,639	3,227
Categories of financial liabilities [abstract]
Deposits at amortised cost	(568,670)	(519,433)
Repurchase agreements and other similar secured borrowing	(28,566)	(28,352)
Debt securities in issue	(115,906)	(98,867)
Subordinated liabilities	£ (11,871)	£ (12,759)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.